Fair Value Measurements	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 8. Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2021 and December 31, 2020 by level within the fair value hierarchy:

March 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Investments held in Trust Account	$200,007,439	$-	$-

Liabilities
Derivative warrant liabilities -Public Warrants	$29,000,000	$-	$-
Derivative warrant liabilities -Private Warrants	$-	$-	$18,240,000

December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$200,067,535	$-	$-

Liabilities
Derivative warrant liabilities - Public Warrants	$17,400,000	$-	$-
Derivative warrant liabilities - Private Warrants	$-	$-	$10,920,000

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers during the period.

The Company utilizes a binomial Monte-Carlo simulation to estimate the fair value of the warrants at each reporting period, with changes in fair value recognized in the statements of operations. For the three months ended March 31, 2021, the Company recognized a charge from an increase in the fair value of liabilities of approximately $18.9 million presented as change in fair value of derivative warrant liabilities on the accompanying unaudited consolidated condensed statement of operations.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

As of March 31, 2021
Stock Price	$12.52
Volatility	20.5%
Expected life of the options to convert	5.25
Risk-free rate	0.98%
Dividend yield	0.0%

The change in the fair value of the derivative warrant liabilities for the period for the three months ended March 31, 2021 is summarized as follows:

Warrant liabilities at January 1, 2021	$28,320,000
Change in fair value of warrant liabilities	18,920,000
Warrant liabilities at March 31, 2021	$47,240,000

Note 9 — Fair Value Measurements

The Company follows the guidance in FASB ASC Topic 820, “Fair Value Measurements”, for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually. The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

December 31, 2020
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Investments held in Trust Account	$200,067,535	$-	$-

Liabilities
Derivative warrant liabilities -Public Warrants	$17,400,000	$-	$-
Derivative warrant liabilities -Private Warrants	$-	$-	$10,920,000

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement as of December 2020, as the Public Warrants were separately listed and traded.

The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such warrants, a Level 1 measurement, since October 2020. For the period ended December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of approximately $15.3 million presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates for both the Public and Private Placement Warrants on August 25, 2020 and September 30, 2020 and for the Private Placement Warrants only at December 31, 2020:

	As of August 25, 2020	As of September 30, 2020	As of December 31, 2020
Stock Price	$9.60	$9.58	$10.24
Volatility	15.5%	15.5%	24.0%
Expected life of the options to convert	6	5.75	5.5
Risk-free rate	0.40%	0.35%	0.43%
Dividend yield	0.0%	0.0%	0.0%

The change in the fair value of the derivative warrant liabilities for the period from June 4, 2020 (inception) through December 31, 2020 is summarized as follows:

Issuance of Public and Private Warrants, Level 3 measurments	$12,980,000
Transfer out of Public Public Warrants to Level 1	(7,900,000)
Change in fair value of derivative warrant liabilities measured with Level 3 inputs	5,840,000
Derivative warrant liabilities measured with Level 3 inputs, December 31, 2020	$10,920,000